Acquisitions (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Less: 48.5% owned by Blue Hat Interactive Entertainment Technology	$ 2,460,424	$ 111,404
Fujian Youth Hand In Hand Educational Technology [Member]
Business Acquisition [Line Items]
Accounts receivables	78,772
Other receivables	10,321
Inventories	2,955
Prepayments	1,215,130
Property, plant and equipment, net	153
Intangible assets, net	910,284
Total assets acquired	2,217,615
Accrued expenses and other payables	1,993,335
Total Liabilities	1,993,335
Net identifiable assets acquired	224,280
Less: 48.5% owned by Blue Hat Interactive Entertainment Technology	75,547
Add: Goodwill	14,537
Total purchase price for acquisition net of $944 of cash	$ 163,270